Current Assets - Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Current Assets - Cash and Cash Equivalents and Restricted Cash [Abstract]
Schedule of Current Assets - Cash and Cash Equivalents and Restricted Cash
	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$
Cash and cash equivalents	19,003,784	8,589,282
Restricted cash	108,549	97,108
Cash at banks	19,112,333	8,686,390